                                                                                                            December 21, 2015

ADVANTAGE FUNDS, INC.

-          Dreyfus Strategic Value Fund

Supplement to Summary and Statutory Prospectuses

dated January 1, 2015

The following information supersedes and replaces the information contained in "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the statutory prospectus:

The fund's investment adviser is The Dreyfus Corporation (Dreyfus).  Brian Ferguson, John C. Bailer and David S. Intoppa are the fund's portfolio managers.  Mr. Ferguson has been the fund's lead portfolio manager since April 2001 and is a senior vice president and the director of the U.S. Large Cap Value Equity Team of The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus.  Mr. Bailer has been a portfolio manager of the fund since December 2004 and is a senior portfolio manager of U.S. dividend-oriented and large cap strategies, and is a senior research analyst on the Dynamic Large Cap Value strategy.  Mr. Intoppa has been a portfolio manager of the fund since December 2015 and is a senior research analyst on the Dynamic Large Cap Value strategy of TBCAM.  Messrs. Ferguson, Bailer and Intoppa also are employees of Dreyfus.

The following information supersedes and replaces the third paragraph included in "Fund Details – Management" in the statutory prospectus:

Brian Ferguson, John C. Bailer and David S. Intoppa are the fund's primary portfolio managers.  Mr. Ferguson has been the fund's lead portfolio manager since April 2001.  Mr. Ferguson is a senior vice president and the director of the U.S. Large Cap Value Equity Team of The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus, where he has been employed since 1997.  He has been employed by Dreyfus since April 2001. Mr. Bailer has been a portfolio manager of the fund since December 2004.  Mr. Bailer is a senior portfolio manager of U.S. dividend-oriented and large cap strategies, and is a senior research analyst on the Dynamic Large Cap Value strategy at TBCAM, where he has been employed since 1992.  He has been employed by Dreyfus since 2003. Mr. Intoppa has been a portfolio manager of the fund since December 2015.  Mr. Intoppa is a senior research analyst on the Dynamic Large Cap Value strategy at TBCAM, where he has been employed since 2006.  He has been employed by Dreyfus since 2015. Messrs. Ferguson, Bailer and Intoppa manage the fund in their capacity as employees of Dreyfus.

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